Fair Value (Fair Value Of Assets And Liabilities By Level Measured On Recurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Liabilities:
Obligation to return securities received as collateral	¥ 3,410,557		¥ 3,639,838
Fair Value, Measurements, Recurring [Member]
Assets:
Trading account assets, Trading securities	24,670,800	[1]	23,395,101	[1]
Trading account assets, Trading derivative assets	12,588,622		11,558,144
Investment securities, Securities available for sale	56,634,088		57,740,401
Investment securities, Other investment securities	31,507		33,432
Other Assets	688,002	[2],[3]	817,773	[2],[3]
Assets at fair value, Total	94,613,019		93,544,851
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	150,311		174,018
Trading account liabilities, Trading derivative liabilities	12,424,937		11,793,164
Obligation to return securities received as collateral	3,410,557		3,639,838
Other liabilities	470,727	[4]	471,996	[4]
Liabilities at fair value, Total	16,456,532		16,079,016
Trading securities classified as equity securities valued at net asset value	41,241		124,627
Unfunded commitment of trading securities classified as equity securities valued at net asset value	5,748		5,841
Real estate funds classified as other assets valued at net asset value	5,761		6,046
Hedged funds classified as other assets valued at net asset value	4,933		4,724
Private equity funds classified as other assets valued at net asset value	3,111		3,182
Unfunded commitment of real estate funds classified as other assets valued at net asset value	1,477		1,589
Unfunded commitment of hedged funds classified as other assets valued at net asset value	1,025		1,743
Unfunded commitment of private equity funds classified as other assets valued at net asset value	2,043		2,125
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	14,025,799	[1]	17,002,246	[1]
Trading account assets, Trading derivative assets	31,530		48,335
Investment securities, Securities available for sale	50,641,729		51,896,943
Other Assets	505,447	[2],[3]	588,753	[2],[3]
Assets at fair value, Total	65,204,505		69,536,277
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	144,563		172,000
Trading account liabilities, Trading derivative liabilities	77,747		112,961
Obligation to return securities received as collateral	3,235,046		3,441,984
Liabilities at fair value, Total	3,457,356		3,726,945
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	10,000,930	[1]	5,316,198	[1]
Trading account assets, Trading derivative assets	12,468,522		11,424,275
Investment securities, Securities available for sale	5,614,637		4,170,071
Investment securities, Other investment securities	1,108		1,111
Other Assets	172,592	[2],[3]	218,652	[2],[3]
Assets at fair value, Total	28,257,789		21,130,307
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	5,748		2,018
Trading account liabilities, Trading derivative liabilities	12,236,012		11,567,211
Obligation to return securities received as collateral	175,511		197,854
Other liabilities	420,996	[4]	428,460	[4]
Liabilities at fair value, Total	12,838,267		12,195,543
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	644,071	[1]	1,076,657	[1]
Trading account assets, Trading derivative assets	88,570		85,534
Investment securities, Securities available for sale	377,722		1,673,387
Investment securities, Other investment securities	30,399		32,321
Other Assets	9,963	[2],[3]	10,368	[2],[3]
Assets at fair value, Total	1,150,725		2,878,267
Liabilities:
Trading account liabilities, Trading derivative liabilities	111,178		112,992
Other liabilities	49,731	[4]	43,536	[4]
Liabilities at fair value, Total	160,909		156,528
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	10,367,822		9,063,428
Liabilities:
Trading account liabilities, Trading derivative liabilities	10,383,365		9,062,122
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	3,889		9,558
Liabilities:
Trading account liabilities, Trading derivative liabilities	34,430		32,546
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	10,349,588		9,038,950
Liabilities:
Trading account liabilities, Trading derivative liabilities	10,301,301		8,969,752
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	14,345		14,920
Liabilities:
Trading account liabilities, Trading derivative liabilities	47,634		59,824
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	1,978,118		2,259,167
Liabilities:
Trading account liabilities, Trading derivative liabilities	1,779,582		2,457,773
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	1,084		212
Liabilities:
Trading account liabilities, Trading derivative liabilities	663		105
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	1,917,901		2,192,691
Liabilities:
Trading account liabilities, Trading derivative liabilities	1,737,419		2,415,311
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	59,133		66,264
Liabilities:
Trading account liabilities, Trading derivative liabilities	41,500		42,357
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	49,879		58,481
Liabilities:
Trading account liabilities, Trading derivative liabilities	81,522		124,473
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	15,693		15,987
Liabilities:
Trading account liabilities, Trading derivative liabilities	17,941		58,413
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	23,753		39,877
Liabilities:
Trading account liabilities, Trading derivative liabilities	45,417		56,424
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	10,433		2,617
Liabilities:
Trading account liabilities, Trading derivative liabilities	18,164		9,636
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	93,254		121,941
Liabilities:
Trading account liabilities, Trading derivative liabilities	76,205		98,718
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	10,864		22,578
Liabilities:
Trading account liabilities, Trading derivative liabilities	24,713		21,897
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	79,204		98,424
Liabilities:
Trading account liabilities, Trading derivative liabilities	47,845		76,044
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	3,186		939
Liabilities:
Trading account liabilities, Trading derivative liabilities	3,647		777
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets	99,549		55,127
Liabilities:
Trading account liabilities, Trading derivative liabilities	104,263		50,078
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	98,076		54,333
Liabilities:
Trading account liabilities, Trading derivative liabilities	104,030		49,680
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	1,473		794
Liabilities:
Trading account liabilities, Trading derivative liabilities	233		398
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Assets:
Trading account assets, Trading securities	4,104,128		3,687,579
Investment securities, Securities available for sale	48,466,596		48,882,663
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	3,932,153		3,519,918
Investment securities, Securities available for sale	47,418,049		47,880,896
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	171,975		167,661
Investment securities, Securities available for sale	1,048,547		1,001,767
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Assets:
Trading account assets, Trading securities	109,442		113,798
Investment securities, Securities available for sale	199,231		180,778
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	109,442		113,798
Investment securities, Securities available for sale	199,231		180,778
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Assets:
Trading account assets, Trading securities	11,176,442		10,740,486
Investment securities, Securities available for sale	1,005,217		971,227
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	9,262,384		9,009,412
Investment securities, Securities available for sale	272,832		699,034
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	1,827,058		1,581,343
Investment securities, Securities available for sale	578,154		141,473
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	87,000		149,731
Investment securities, Securities available for sale	154,231		130,720
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Trading account assets, Trading securities	2,414,968		2,238,669
Investment securities, Securities available for sale	2,248,727		2,526,557
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	2,266,793		1,736,774
Investment securities, Securities available for sale	2,142,381		1,066,068
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	148,175		501,895
Investment securities, Securities available for sale	106,346		1,460,489
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Assets:
Trading account assets, Trading securities	4,115,085		3,863,535
Investment securities, Securities available for sale	982,460		1,138,585
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities			3,548,998
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	4,105,977		304,413
Investment securities, Securities available for sale	958,343		1,116,234
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	9,108		10,124
Investment securities, Securities available for sale	24,117		22,351
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage Backed Securities [Member]
Assets:
Investment securities, Securities available for sale	136,807		98,330
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage Backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Securities available for sale	135,311		94,528
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage Backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Securities available for sale	1,496		3,802
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Assets:
Trading account assets, Trading securities	401,952		447,774
Investment securities, Securities available for sale	483,514		502,521
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-Backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	40,400		52,576
Investment securities, Securities available for sale	456,965		447,574
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-Backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	361,552		395,198
Investment securities, Securities available for sale	26,549		54,947
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Trading account assets, Trading securities	29,157		10,725
Investment securities, Securities available for sale	64,949		964
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	9,580		10,725
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	19,577
Investment securities, Securities available for sale	64,949		964
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member]
Assets:
Trading account assets, Trading securities	1,162,896		947,451
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	1,162,896		947,451
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets:
Trading account assets, Trading securities	1,156,730	[5]	1,345,084	[5]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	831,262	[5]	923,918	[5]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	306,809	[5]	401,457	[5]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	18,659	[5]	19,709	[5]
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member]
Assets:
Investment securities, Securities available for sale	3,046,587		3,438,776
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 1 [Member]
Assets:
Investment securities, Securities available for sale	2,950,848		3,317,013
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Securities available for sale	95,705		121,649
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Securities available for sale	¥ 34		¥ 114

[1]	Includes securities under fair value option.
[2]	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2012 were ¥6,046 million, ¥4,724 million and ¥3,182 million, respectively, and those at September 30, 2012 were ¥5,761 million, ¥4,933 million and ¥3,111 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2012 were ¥1,589 million, ¥1,743 million and ¥2,125 million, respectively, and those at September 30, 2012 were ¥1,477 million, ¥1,025 million and ¥2,043 million, respectively.
[3]	Mainly include receivables under resale agreements, securities received as collateral under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
[4]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
[5]	Includes investments valued at net asset value of ¥124,627 million and ¥41,241 million at March 31, 2012 and September 30, 2012, respectively. The unfunded commitments related to these investments at March 31, 2012 and September 30, 2012 were ¥5,841 million and ¥5,748 million, respectively. These investments were mainly hedge funds.